Cash (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash
Cash at Banks	kr 973,733	kr 1,249,094
Total	973,733	1,249,094
Depreciations and impairments	48,726	12,913	kr 34,433
Change in Provisions	20,888	(3,346)	5,856
Share-based payments	52,591	35,791	21,960
Change of Contingent consideration	(18,835)	15,941	4,470
Other items	(892)	(39)	(43)
Total	kr 102,478	kr 61,260	kr 66,676